INTEREST IN MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Master Trust [Line Items]
INTEREST IN MASTER TRUST	INTEREST IN MASTER TRUST
The Plans' investments are held in the Master Trust. The Plans' interests in the net assets of the Master Trust are presented in the accompanying financial statements. The following investments are held by the Master Trust.

	December 31,
	2025	2024
Investments at fair value:
Cummins Inc. common stock	$1,048,943,101	$761,820,330
Common/collective trust funds	5,942,356,197	4,880,564,583
Registered investment companies	138,692,527	361,788,044
Total investments at fair value	7,129,991,825	6,004,172,957

Investments at contract value:
Synthetic GIC	386,081,553	396,938,843
Accrued income, expenses and pending trades - net	(366,368)	44,622
Total master trust net assets	$7,515,707,010	$6,401,156,422
Net investment income of the Master Trust for the year ended December 31, 2025, is as follows:

Net realized and unrealized gains and losses on investments	$1,231,981,473
Interest and dividend income	36,341,372
Net investment gain	$1,268,322,845
The Master Trust has a Synthetic GIC. A Synthetic GIC, the Stable Value Fund, is a wrap contract paired with an underlying investment or investments, usually a portfolio owned by the Master Trust, of high-quality, intermediate-term, fixed-income common/collective trust funds. The Synthetic GIC’s key objectives are to provide preservation of principal, maintain a stable interest rate, and provide daily liquidity at contract value for participant withdrawals and transfers in accordance with the provisions of the Plans.
In a Synthetic GIC, the underlying investments are owned by the Synthetic GIC and held in trust for participants. The Synthetic GIC purchases a wrapper contract from financial services institutions. The wrapper contract amortizes the realized and unrealized gains and losses on the underlying fixed income investments, typically over the duration of the investments, through adjustments to the future interest crediting rate (which is the rate earned by participants in the Stable Value Fund for the underlying investments). The issuer of the wrapper contract provides assurance that the adjustments to the interest crediting rate do not result in a future interest crediting rate that is less than zero.
In certain circumstances, the amount withdrawn from the Synthetic GIC would be payable at fair value rather than at contract value. These events include termination of either of the Plans, a material adverse change to the provisions of either of the Plans, if the employer elects to withdraw from a wrapper contract in order to switch to a different investment provider, or if the terms of a successor plan (in the event of the spin-off or sale of a division) do not meet the wrapper contract issuer’s underwriting criteria for issuance of a clone wrapper contract. These events described herein that could result in the payment of benefits at market value rather than contract value are not probable of occurring in the foreseeable future.
Examples of events that would permit a wrapper contract issuer to terminate a wrapper contract upon short notice include the Plans' loss of their qualified status, uncured material breaches of responsibilities, or material and adverse changes to the provisions of the Plans. If one of these events was to occur, the wrapper contract issuer could terminate the wrapper contract at the market value of the underlying investments (or in the case of a traditional GIC, at the hypothetical market value based upon a contractual formula).
Synthetic investment contracts generally impose conditions on both the Plans and the issuer. If an event of default occurs and is not cured, the non-defaulting party may terminate the contract. The following may cause the Plans to be in default: a breach of material obligation under the contract; a material misrepresentation; or a material amendment to the plan agreements. The issuer may be in default if it breaches a material obligation under the investment contract; makes a material misrepresentation; is acquired or reorganized. If, in the event of default of an issuer, the Plans were unable to obtain a replacement the Plans could seek to add additional issuers over time to diversify the Plans' exposure to such risk, but there is no assurance the Plans may be able to do so. The combination of the default of an issuer and an inability to obtain a replacement agreement could render the Plans unable to achieve their objective of maintaining a stable contract value. The terms of an investment contract generally provide for settlement of payments only upon termination of the contract or total liquidation of the covered investments. Generally, payments will be made pro-rata, based on the percentage of investments covered by each issuer. Contract termination occurs whenever the contract value or market value of the covered investments reaches zero or upon certain events of default. If the contract terminates due to issuer default, the issuer will generally be required to pay to the Plans the excess, if any, of contract value over market value on the date of termination. If the contract terminates when the market value equals zero, the issuer will pay the excess of contract value over market value to the Plans to the extent necessary for the Plans to satisfy outstanding contract value withdrawal requests. Contract termination also may occur by either party upon election and notice.